Oil and Gas Assets (Tables)	3 Months Ended
Jul. 31, 2012
Extractive Industries [Abstract]
Schedule of Oil And Gas Assets

The following table summarizes the oil and gas assets by project:

Cost	Missouri (a)	Kentucky (b)	Montana (c)	Kansas d)	Texas (e)	Other (f)	Total
Balance, April 30, 2011	$16,364,000	$100,000	$75,000	$98,214	$-	$1,338,616	$17,975,830
Additions	243,409	-	-		-	-	243,409
Disposals	(178,339)	-	-	(7,100)	-	(246,550)	(431,989)
Depletion	(261,061)	-	-	-	-	-	(261,061)
Impairment	(15,218,009)	(100,000)		(91,114)	-	(971,043)	(16,380,166)
Foreign currency translation	-				-	(21,023)	(21,023)
Balance, April 30, 2012	950,000	-	75,000	-	-	100,000	1,125,000

Disposition of asset	(12,719)	-	-	-	-	-	(12,719)

Balance July 31, 2012	$937,281	$-	$75,000	$-	$-	$100,000	$1,112,281